Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Balance	$ 11,101	$ 10,177
Recognized in profit or loss	1,736	1,876
Recognized in other comprehensive income	(684)	(1,297)
Exchange difference	(900)	345
Balance	11,253	11,101
Property, plant and equipment [Member]
Balance	(380)	(1,658)
Recognized in profit or loss	253	1,296
Recognized in other comprehensive income	0	0
Exchange difference	17	(18)
Balance	(110)	(380)
Intangible assets [Member]
Balance	(334)	(309)
Recognized in profit or loss	255	(14)
Recognized in other comprehensive income	0	0
Exchange difference	13	(11)
Balance	(66)	(334)
Employee benefits [Member]
Balance	7,062	8,773
Recognized in profit or loss	1,435	(237)
Recognized in other comprehensive income	(684)	(1,704)
Exchange difference	(577)	230
Balance	7,236	7,062
Provisions and Accrued expenses [Member]
Balance	3,357	2,149
Recognized in profit or loss	213	700
Recognized in other comprehensive income	0	0
Exchange difference	(268)	508
Balance	3,302	3,357
Other items [Member]
Balance	1,396	1,222
Recognized in profit or loss	(420)	131
Recognized in other comprehensive income	0	407
Exchange difference	(85)	(364)
Balance	$ 891	$ 1,396